Asset Under Development	6 Months Ended
Jun. 30, 2019
Extractive Industries [Abstract]
Asset Under Development	ASSET UNDER DEVELOPMENT

(in thousands of $)	June 30, 2019
Opening asset under development balance	20,000
Transfer from other non-current assets (note 13)	31,048
Additions	127,444
Interest costs capitalized	1,888
Other costs capitalized	6,580
Closing asset under development balance	186,960

In October 2014, we entered into agreements for the conversion of the Gimi to a FLNG. The primary vessel conversion contract was entered into with Keppel in December 2018. In February 2019, Golar entered into an agreement with BP for the charter of a FLNG unit, the Gimi, to service the Greater Tortue Ahmeyim project for a 20-year period expected to commence in 2022. The Gimi was delivered to Keppel shipyard in Singapore to undergo initial works in connection with her conversion in early 2019. Various preparatory work on the Gimi conversion continues with the first steel being cut in April 2019 and the overall project remains on track and the charter is expected to commence in 2022.

In April 2019, we issued the shipyard with a Final Notice to Proceed with conversion works that had been initiated under the Limited Notice to Proceed. The estimated conversion cost of the Gimi is approximately $1.3 billion. As at June 30, 2019, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

Period ending December 31,
(in thousands of $)	June 30, 2019
2019 (1)	235,923
2020	364,748
2021	213,203
2022	230,724
2023	134,231
1,178,829

(1) For the six months ending December 31, 2019

$700 million facility

On April 16, 2019, we received a $700 million underwritten financing commitment for a long-term financing facility, which is subject to the satisfaction of certain conditions by the parties and final documentation. The facility will be available during the Gimi conversion and has a tenure of 7 years post commissioning and a 12-year amortization profile. Drawdown from the facility is dependent upon reaching project spend of $300 million. Concurrent with receipt of this financing commitment, First FLNG Holdings, an indirect wholly-owned subsidiary of Keppel Capital Holdings Pte Ltd, subscribed to 30% of the total issued ordinary share capital of Gimi MS.